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PAYDEN & RYGEL INVESTMENT GROUP


                  SUPPLEMENT TO PROSPECTUS DATED MARCH 31, 2000



        EFFECTIVE JANUARY 1, 2001, THE PAYDEN & RYGEL WORLD TARGET TWENTY FUND CHANGED ITS NAME TO THE PAYDEN WORLD TARGET TWENTY FUND.


            THE DATE OF THIS PROSPECTUS SUPPLEMENT IS JANUARY 5, 2001